LOANS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	1 year	1 year
Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period				3 years
Third Parties
Accounts Notes And Loans Receivable [Line Items]
Recognized allowance in relation to loans receivables	¥ 15,396,673	$ 2,168,576	¥ 161,431,671	¥ 99,886,003
Loan Agreement | Franchisees | Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	1 month	1 month
Debt instrument, interest rate	4.70%	4.70%
Loan Agreement | Franchisees | Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	6 years	6 years
Debt instrument, interest rate	9.90%	9.90%
Loan Agreement | Third Parties | Minimum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	1 year	1 year
Debt instrument, interest rate	7.90%	7.90%
Loan Agreement | Third Parties | Maximum
Accounts Notes And Loans Receivable [Line Items]
Long term, maturity period	3 years	3 years
Debt instrument, interest rate	18.00%	18.00%